GOING CONCERN (Details) (USD $)	1 Months Ended				2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Feb. 28, 2013	Jul. 31, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Mar. 31, 2013 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member] New Common Stock Purchase Agreement [Member]
GOING CONCERN [Abstract]
Net loss						$ (861,151)	$ (1,171,255)	$ (4,061,186)	$ (4,044,466)	$ (7,130,059)	$ (6,026,641)
Net cash used in operating activities								(3,075,253)	(2,891,623)	(3,634,531)	(3,636,213)
Working capital deficit					(122,280)	(122,280)		(122,280)
Accumulated deficit					(26,861,072)	(26,861,072)		(26,861,072)		(22,799,886)	(15,669,827)
Stockholders' deficit					(1,831,028)	(1,831,028)		(1,831,028)		(2,965,902)	804,952	(1,114,416)
Related Party Transaction [Line Items]
Potential proceeds from sale of equity													4,900,000	430,000			430,000		3,600,000
Common stock and warrants issued for cash, shares	210,226	75,000	303,303	180,000	857,379								2,336,569	686,082	2,148,063	1,333,820	1,002,749	2,148,063
Proceeds from sale of equity			379,129							571,700			1,420,003			810,003	610,000
Proceeds from sale of stock through private placements								$ 1,258,000	$ 566,700	$ 1,181,700	$ 3,272,766			$ 510,000	$ 3,158,866		$ 610,000		$ 100,000